Earnings Per Share - Reconciliation of (Loss) Earnings Used for Earnings per Share Calculations (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Earnings per share [abstract]
(Loss) earnings attributable to common shareholders	$ (115)	$ 1,068	$ 892	$ 6,104
Less: Dividends declared on preference shares	0		(1)	(1)
(Loss) earnings used in consolidated (loss) earnings per share	(115)	1,068	891	6,103
Less: Loss from discontinued operations, net of tax	44	4	55	1
(Loss) earnings used in (loss) earnings per share from continuing operations	$ (71)	$ 1,072	$ 946	$ 6,104